EVENTS AFTER THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2025
Events After The Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD	EVENTS AFTER THE REPORTING PERIOD
Borrowings

On July 1, 2025, the Company made a $2,800 principal repayment on the term loan facility and an interest payment of $1,600 associated with the term loan facility and revolving credit facility.

Enters into Definitive Agreement to Acquire Spotlight.Vegas

On August 14, 2025, the Company’s wholly-owned subsidiary, GDC America, Inc., a Florida corporation (“GDCA”), entered into a Membership Interest Purchase Agreement (the “Spotlight.Vegas Purchase Agreement”) with BGMD Holdings LLC (d/b/a Spotlight.Vegas), a Nevada limited liability company (“Spotlight.Vegas”), OSR Holdings LLC, a Nevada limited liability company (“OSR”), VRMG Partners Inc. (“VRMG”), a Nevada corporation, NLX Holdings Inc., a Nevada corporation (“NLX” and, together with OSR and VRMG, the “Sellers”), and Douglas M. Osrow, as representative of the Sellers. Spotlight.Vegas helps consumers access experiences such as live events and local attractions through its online booking platform.

Pursuant to the Spotlight.Vegas Purchase Agreement, the Group has agreed to acquire Spotlight.Vegas for an aggregate purchase price equal to (i) $8,000, payable at Closing (as defined below) (the “Closing Consideration”), plus (ii) earnout payments of up to $22,000 (the “Earnout Consideration”), subject to certain performance targets being achieved through the end of 2027 (the “Spotlight.Vegas Acquisition”). We may elect, at our sole discretion, to pay up to 25% of the Closing Consideration and up to 50% of the Earnout Consideration in our ordinary shares, with the remaining portions to be paid in cash.

The Spotlight.Vegas Acquisition is expected to close on September 1, 2025 (“Closing”), subject to the satisfaction or waiver of customary closing conditions.

Share Repurchase Program

In August 2025, the Company’s board of directors approved additional repurchases under the share repurchase program of up to $10,000 of the Company’s ordinary shares in open market transactions, including under plans complying with Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. Total repurchase availability under the program as of August 12, 2025, prior to the approved increase discussed in the previous sentence, was $10,000.